Annual Total Returns[BarChart] - Federated Hermes Municipal Ultrashort Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.70%	1.05%	0.54%	0.78%	0.10%	0.73%	1.16%	1.46%	2.15%	1.11%